UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New World FundSM
Investment portfolio

July 31, 2007

 unaudited

Common stocks — 87.77%	Shares	Market value (000)

FINANCIALS — 18.75%
Grupo Financiero Banorte, SAB de CV, Series O	41,406,639	$188,140
ICICI Bank Ltd.[1]	7,602,600	174,097
ICICI Bank Ltd. (ADR)	102,400	4,538
Erste Bank der oesterreichischen Sparkassen AG1	2,177,800	164,182
JSC Halyk Bank of Kazakhstan (GDR)[1]	5,873,085	125,420
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	1,589,900	33,953
Banco Santander Central Hispano, SA1	8,455,928	158,634
Sberbank (Savings Bank of the Russian Federation) (GDR)	307,000	140,179
Itaúsa – Investimentos Itaú SA, preferred nominative	21,330,279	135,966
Unibanco-União de Bancos Brasileiros SA, units (GDR)	750,000	87,480
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	23,262
Bangkok Bank PCL[1]	26,000,000	97,945
Banco Bilbao Vizcaya Argentaria, SA1	3,750,300	91,699
Housing Development Finance Corp. Ltd.[1]	1,757,818	87,592
EFG International[1]	1,845,000	86,158
National Bank of Greece SA1	1,435,000	84,969
PT Bank Rakyat Indonesia (Persero) Tbk[1]	125,521,800	84,134
JSC Kazkommertsbank (GDR)[1,3]	3,914,304	70,006
JSC Kazkommertsbank (GDR)[1,2,3]	424,000	7,583
Banco Itaú Holding Financeira SA, preferred nominative	1,645,300	76,062
Bank Muscat (SAOG) (GDR)[1]	5,108,157	72,545
Kasikornbank PCL, nonvoting depositary receipt[1]	25,489,000	61,696
Kasikornbank PCL[1]	2,500,000	6,390
United Bank Ltd. (GDR)[1,2,3]	3,736,000	48,568
United Bank Ltd. (GDR) Reg S1,3	494,000	6,422
OTP Bank PLC[1]	947,000	53,743
Raiffeisen International Bank Holding AG1	320,000	48,762
FirstRand Ltd.[1]	14,295,000	46,145
Türkiye Is Bankasi AS, Class C1	7,800,000	42,808
Kotak Mahindra Bank Ltd.[1]	2,300,000	42,028
Piraeus Bank SA1	1,112,500	40,001
OJSC VTB Bank (GDR)[1,3]	3,124,500	32,988
Allied Irish Banks, PLC[1]	1,192,000	31,213
SM Prime Holdings, Inc.[1]	122,706,440	30,704
Bank of the Philippine Islands[1]	20,161,632	29,067
National Bank of Pakistan[1]	6,535,450	28,291
Standard Bank Group Ltd.[1]	1,950,000	28,008
Brascan Residential Properties SA, ordinary nominative	3,436,000	26,147
Bank Pekao SA1	280,000	25,938
PT Bank Mandiri (Persero) Tbk[1]	66,393,500	24,953
MCB Bank Ltd.[1]	4,278,000	22,981
Türkiye Halk Bankasi AS1,3	3,080,000	21,483
Bank Hapoalim BM1	4,028,000	19,035
Bank Leumi le-Israel BM1	4,300,000	15,874
Ayala Land, Inc.[1]	40,800,000	14,975
Citigroup Inc.	320,000	14,902
Daegu Bank, Ltd.[1]	725,000	14,300
Türkiye Garanti Bankasi AS1	1,848,000	12,656
China Life Insurance Co. Ltd., Class H1	2,875,000	12,155
China Construction Bank Corp., Class H1	15,000,000	11,151
Siam Commercial Bank PCL[1]	3,567,000	8,541
IMMOFINANZ AG1,3	650,000	8,172
Orco Property Group SA1	55,000	7,890
JSC Sistema-Hals (GDR)[1,3]	362,596	4,541
JSC Sistema-Hals (GDR)[1,2,3]	236,747	2,965
Kookmin Bank[1]	47,000	4,066
		2,844,103

INDUSTRIALS — 10.46%
Murray & Roberts Holdings Ltd.[1,4]	16,815,000	180,049
Orascom Construction Industries Co. (GDR)[1]	1,183,900	166,621
Doosan Heavy Industries and Construction Co., Ltd.[1]	1,296,097	136,529
Airports of Thailand PCL[1]	54,394,500	102,812
Wienerberger AG1	1,290,500	89,579
Hyundai Engineering & Construction Co., Ltd.[1,3]	761,000	65,993
International Container Terminal Services, Inc.[1]	88,828,000	61,195
Suzlon Energy Ltd.[1]	1,935,000	61,006
Siemens AG1	478,500	60,166
Thai Airways International PCL[1]	35,417,100	50,252
Italian-Thai Development PCL[1,3,4]	231,061,300	49,676
Far Eastern Textile Ltd.[1]	43,127,650	49,255
Metso Oyj[1]	770,000	49,158
Enka Insaat ve Sanayi AS1	3,576,000	44,741
ABB Ltd[1]	1,820,000	43,683
Container Corp. of India Ltd.[1]	750,000	41,316
United Technologies Corp.	545,000	39,769
Caterpillar Inc.	432,000	34,042
Chiyoda Corp.[1]	1,560,000	30,784
Barloworld Ltd.[1]	1,387,000	24,725
Bidvest Group Ltd.[1]	1,100,000	22,299
SM Investments Corp.[1]	2,330,668	20,884
Schneider Electric SA1	151,050	20,245
Daelim Industrial Co., Ltd.[1]	105,916	18,148
KBR, Inc.[3]	537,001	17,232
Asahi Glass Co., Ltd.[1]	1,225,000	16,338
Hopewell Holdings Ltd.[1]	3,152,000	13,621
Embraer – Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	300,000	12,969
China COSCO Holdings Co. Ltd., Class H1	7,000,000	12,321
Hopewell Highway Infrastructure Ltd.[1]	12,500,000	11,993
Atlas Copco AB, Class A1	650,000	11,183
GS Engineering & Construction Corp.[1]	67,750	10,070
Daewoo Engineering & Construction Co., Ltd.[1]	314,800	9,429
Intertek Group PLC[1]	455,000	9,017
		1,587,100

TELECOMMUNICATION SERVICES — 9.84%
América Móvil, SAB de CV, Series L (ADR)	4,730,100	283,238
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	145,630,000	175,052
Philippine Long Distance Telephone Co.[1]	2,321,160	132,757
Philippine Long Distance Telephone Co. (ADR)	338,340	19,339
MTN Group Ltd.[1]	10,455,349	147,959
Telekomunikacja Polska SA1	17,578,900	139,169
TIM Participações SA, preferred nominative (ADR)	1,663,228	57,498
TIM Participações SA, ordinary nominative	3,730,000	20,645
Vodafone Group PLC[1]	25,310,000	76,929
Orascom Telecom Holding (GDR)[1]	736,000	48,940
Orascom Telecom Holding (GDR)[1]	306,030	20,349
Partner Communications Co. Ltd.[1]	3,431,000	56,713
Partner Communications Co. Ltd. (ADR)	151,500	2,488
Advanced Info Service PCL[1]	13,641,500	39,136
Brasil Telecom Participações SA, preferred nominative (ADR)	550,000	36,383
Telefónica, SA1	1,375,000	32,123
China Unicom Ltd.[1]	16,531,300	29,472
GLOBE TELECOM, Inc.[1]	989,723	28,656
OJSC Mobile TeleSystems (ADR)	447,300	28,605
Cellcom Israel Ltd.	1,023,800	25,400
Bharti Airtel Ltd.[1,3]	810,000	18,024
Telekom Austria AG1	650,000	15,811
Turkcell Iletisim Hizmetleri AS1	2,050,000	14,557
Telenor ASA[1,3]	758,600	13,873
Telemig Celular Participações SA, preferred nominative (ADR)	198,500	11,154
Telekom Malaysia Bhd.[1]	3,500,000	10,265
TeliaSonera AB1	1,050,300	7,966
		1,492,501

CONSUMER STAPLES — 8.18%
Nestlé SA1	436,645	166,593
Tesco PLC[1]	16,172,190	133,022
IOI Corp. Bhd.[1]	67,266,000	102,469
SABMiller PLC[1]	3,419,600	88,161
Fomento Económico Mexicano, SAB de CV (ADR)	2,079,273	76,975
PT Indofood Sukses Makmur Tbk[1]	354,000,000	75,427
Olam International Ltd.[1]	29,700,000	58,276
PepsiCo, Inc.	811,000	53,218
Alliance Global Group, Inc.[1,3]	375,000,000	47,659
Avon Products, Inc.	1,050,000	37,811
Grupo Nacional de Chocolates SA	4,425,000	37,058
Coca-Cola Co.	670,000	34,914
Bunge Ltd.	385,000	34,885
Migros Türk TAS[1]	2,071,099	34,486
Groupe Danone SA1	427,200	30,912
L’Oréal SA1	219,500	25,108
Poslovni sistem Mercator, dd1	42,200	22,803
Procter & Gamble Co.	350,471	21,680
X5 Retail Group NV (GDR)[1,2,3]	653,200	20,101
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	15,755
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	42,000	2,942
Diageo PLC[1]	900,000	18,367
Wal-Mart de México, SAB de CV, Series V (ADR)	500,000	18,150
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	15,934
Unilever NV1	500,000	15,097
Coca-Cola FEMSA, SAB de CV, Series L	3,037,200	13,900
Nestlé India Ltd.[1]	410,000	12,014
China Mengniu Dairy Co.[1]	3,415,000	12,005
METRO AG1	115,000	8,911
Scottish & Newcastle PLC[1]	565,000	6,792
		1,241,425

ENERGY — 7.91%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,655,600	172,349
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	463,784	25,902
Oil & Natural Gas Corp. Ltd.[1]	7,868,389	177,705
Oil and Gas Development Co. Ltd.[1]	62,208,760	126,293
OAO LUKOIL (ADR)[1]	1,390,000	110,279
Saipem SpA, Class S1	2,290,000	82,038
PetroChina Co. Ltd., Class H1	51,454,000	75,928
OAO Gazprom (ADR)[1]	1,545,000	66,563
Niko Resources Ltd.[2]	495,000	45,002
TOTAL SA1	300,000	23,744
TOTAL SA (ADR)	155,000	12,185
Tenaris SA (ADR)	720,000	34,682
Nexen Inc.	963,590	29,955
OAO TMK (GDR)[1,2]	692,815	27,777
MOL Magyar Olaj- és Gázipari Nyilvánosan Mûködõ Részvénytársaság, Class A1	170,000	26,412
Sterling Energy PLC[1,3,4]	91,242,000	25,413
PTT Exploration and Production PCL[1]	6,652,900	25,113
Noble Energy, Inc.	400,000	24,456
Reliance Industries Ltd.[1]	421,000	19,742
Chevron Corp.	175,500	14,963
Baker Hughes Inc.	160,000	12,648
Banpu PCL[1]	1,470,000	12,141
China National Offshore Oil Corp.[1]	9,493,000	11,292
Smith International, Inc.	171,000	10,501
Murphy Oil Corp.	100,000	6,204
		1,199,287

MATERIALS — 7.11%
Taiwan Cement Corp.[1]	107,557,937	130,149
Israel Chemicals Ltd.[1]	13,991,927	114,448
Potash Corp. of Saskatchewan Inc.	1,200,000	96,888
Linde AG1	779,646	91,746
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,365,000	86,295
Lonmin PLC[1]	850,700	60,110
ACC Ltd.[1]	2,120,000	55,541
Grasim Industries Ltd.[1]	742,000	54,333
Freeport-McMoRan Copper & Gold Inc.	559,100	52,544
Votorantim Celulose e Papel SA, preferred nominative (ADR)	2,165,000	51,462
Makhteshim-Agan Industries Ltd.[1]	5,525,000	40,601
Hochschild Mining PLC[1]	5,440,000	39,220
Aricom PLC[1,2,3]	30,000,000	31,375
Cia. Vale do Rio Doce, Class A, preferred nominative	516,000	21,854
Ivanhoe Mines Ltd.[3]	1,410,000	20,406
BHP Billiton PLC[1]	682,288	20,146
Sealed Air Corp.	714,532	19,471
Holcim Ltd.[1]	170,142	18,027
Siam Cement PCL[1]	2,000,000	15,947
AngloGold Ashanti Ltd.[1]	315,000	13,395
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)	342,966	11,092
OAO Severstal (GDR) [1]	574,600	10,038
Harmony Gold Mining Co. Ltd.[1,3]	672,500	9,367
Formosa Plastics Corp.[1]	3,625,422	8,921
Gold Fields Ltd.[1]	350,000	5,706
		1,079,082

CONSUMER DISCRETIONARY — 6.86%
Toyota Motor Corp.[1]	1,704,000	102,642
Las Vegas Sands Corp.[3]	1,167,000	101,821
Kuoni Reisen Holding AG, Class B1	134,072	78,895
Truworths International Ltd.[1]	11,353,000	57,676
Central European Media Enterprises Ltd., Class A3	589,217	54,491
Resorts World Bhd.[1]	45,500,000	54,420
Shangri-La Asia Ltd.[1]	22,610,000	53,538
GOME Electrical Appliances Holding Ltd.[1]	32,090,000	52,087
Swatch Group Ltd[1]	487,900	28,374
Swatch Group Ltd, non-registered shares[1]	63,650	19,112
Honda Motor Co., Ltd.[1]	1,310,000	47,141
Grupo Televisa, SAB, ordinary participation certificates (ADR)	1,750,000	44,188
Hyundai Mobis Co., Ltd.[1]	394,500	42,554
Yue Yuen Industrial (Holdings) Ltd.[1]	9,688,500	30,203
Nitori Co., Ltd.[1]	581,350	29,789
Praktiker Bau- und Heimwerkermärkte Holding AG1	658,800	28,730
Naspers Ltd., Class N1	1,145,000	28,596
Li & Fung Ltd.[1]	8,083,900	28,187
PT Astra International Tbk[1]	11,000,000	22,024
TVN SA1	2,500,000	21,075
Astro All Asia Networks PLC[1]	18,705,000	21,021
Makita Corp.[1]	425,000	19,412
LG Electronics Inc.[1]	185,002	15,551
Keihin Corp.[1]	789,000	14,868
Hankook Tire Co., Ltd.[1]	615,000	14,109
Hürriyet Gazetecilik ve Matbaacilik AS1,3	3,242,849	10,071
Techtronic Industries Co. Ltd.[1]	8,150,000	9,568
Largan Precision Co., Ltd.[1]	755,000	9,424
		1,039,567

INFORMATION TECHNOLOGY — 6.31%
Nokia Corp.[1]	3,458,200	98,988
Nokia Corp. (ADR)	1,761,500	50,449
Kingboard Chemical Holdings Ltd.[1]	23,069,340	127,326
Hon Hai Precision Industry Co., Ltd.[1]	14,197,457	117,115
Samsung Electronics Co., Ltd.[1]	163,891	107,909
SINA Corp.[3]	1,681,200	72,325
Catcher Technology Co., Ltd.[1]	5,130,000	46,535
Acer Inc.[1]	20,156,000	44,413
Lite-On Technology Corp.[1]	20,652,100	34,317
Hoya Corp.[1]	989,800	31,370
Compal Electronics, Inc.[1]	27,273,523	31,205
Tencent Holdings Ltd.[1]	6,697,000	30,632
Euronet Worldwide, Inc.[2,3]	1,055,000	26,808
Mediatek Incorporation[1]	1,398,165	25,278
Venture Corp. Ltd.[1]	2,500,000	24,880
Comverse Technology, Inc.[3]	922,000	17,767
MoneyGram International, Inc.	680,000	17,401
Cisco Systems, Inc.[3]	500,000	14,455
Foxconn International Holdings Ltd.[1,3]	4,154,000	11,968
Hynix Semiconductor Inc.[1,3]	295,000	11,887
Kingboard Laminates Holdings Ltd.[1,3]	8,048,606	8,081
NetEase.com, Inc. (ADR)[3]	320,000	5,443
		956,552

HEALTH CARE — 4.47%
Novo Nordisk A/S, Class B1	1,906,900	200,962
Krka, dd, Novo mesto[1]	91,400	129,913
OJSC Pharmstandard (GDR)[1,3]	5,709,800	96,956
OJSC Pharmstandard (GDR)[1,2,3]	392,700	6,668
Zentiva NV1	1,625,000	95,058
Richter Gedeon NYRT[1]	319,000	65,220
Hikma Pharmaceuticals PLC[1]	5,153,850	42,641
Teva Pharmaceutical Industries Ltd. (ADR)	600,000	25,212
Dr. Reddy’s Laboratories Ltd.[1]	1,022,000	16,022
		678,652

UTILITIES — 2.90%
NTPC Ltd.[1]	18,152,000	74,325
Tanjong PLC[1]	11,353,000	57,734
AES Corp.[3]	2,750,000	54,038
Cia. Energética de Minas Gerais – Cemig, preferred nominative	2,409,600	48,965
PT Perusahaan Gas Negara (Persero) Tbk[1]	40,500,000	40,148
Electricity Generating PCL[1]	9,596,000	33,382
GAIL (India) Ltd.[1]	3,635,000	30,301
CLP Holdings Ltd.[1]	3,945,000	26,565
Veolia Environnement[1]	309,375	22,933
Cheung Kong Infrastructure Holdings Ltd.[1]	5,900,000	21,021
Manila Electric Co., Class B1	7,431,600	16,505
Reliance Energy Ltd.[1]	700,000	13,645
		439,562

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		753,619

Total common stocks (cost: $8,954,213,000)		13,311,450

Rights & warrants — 0.01%

MATERIALS — 0.01%
Aricom PLC, warrants, expire 2010[2,3]	10,000,000	1,628

Total rights & warrants (cost: $3,143,000)		1,628

	Principal amount	Market value
Bonds & notes — 6.51%	(000)	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 6.04%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	$13,765
Brazilian Treasury Bill 6.00% 2010[5]	R$58,974	31,324
Brazilian Treasury Bill 6.00% 2011[5]	7,631	4,020
Brazil (Federal Republic of) 10.00% 2014	5,000	2,543
Brazil (Federal Republic of) Global 7.875% 2015	$5,620	6,154
Brazilian Treasury Bill 6.00% 2015[5]	R$ 8,101	4,174
Brazil (Federal Republic of) Global 12.50% 2016	14,400	9,116
Brazil (Federal Republic of) 10.00% 2017	61,500	30,877
Brazil (Federal Republic of) Global 8.00% 2018[6]	$18,045	19,615
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,710
Brazil (Federal Republic of) Global 8.875% 2024	900	1,103
Brazil (Federal Republic of) Global 10.125% 2027	14,500	19,952
Brazil (Federal Republic of) Global 7.125% 2037	7,680	8,110
Brazil (Federal Republic of) Global 11.00% 2040	22,025	28,506
Brazilian Treasury Bill 6.00% 2045[5]	R$32,403	17,003
Argentina (Republic of) 4.106% 2012[6,7]	$18,700	12,997
Argentina (Republic of) 2.00% 2014[5,6]	ARS 12,755	3,332
Argentina (Republic of) 5.83% 2033[5,6,8]	297,120	77,343
Argentina (Republic of) GDP-Linked 2035	335,653	11,995
Argentina (Republic of) 0.63% 2038[5,6]	70,855	7,941
United Mexican States Government Global 6.06% 2009[7]	$18,750	18,848
United Mexican States Government Global 10.375% 2009	2,385	2,552
United Mexican States Government Global 9.875% 2010	21,625	23,798
United Mexican States Government Global 6.375% 2013	30,380	31,458
United Mexican States Government, Series MI10, 8.00% 2013	MXP 56,068	5,209
United Mexican States Government, Series MI10, 9.50% 2014	290,000	29,218
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,864
Columbia (Republic of) Global 11.75% 2010	COP40,000,000	21,506
Colombia (Republic of) Global 10.00% 2012	$18,725	21,581
Colombia (Republic of) Global 10.75% 2013	9,840	11,906
Columbia (Republic of) Global 8.25% 2014	3,100	3,449
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	25,161
Colombia (Republic of) Global 11.75% 2020	$2,420	3,461
Columbia (Republic of) Global 8.125% 2024	4,375	5,036
Columbia (Republic of) Global 7.375% 2037	3,655	3,902
Turkey (Republic of) Treasury Bill 0% 2008	TRY11,090	7,412
Turkey (Republic of) 14.00% 2011	64,400	46,912
Turkey (Republic of) 10.00% 2012[5]	22,779	18,563
Turkey (Republic of) 11.50% 2012	$6,000	7,155
Turkey (Republic of) 7.00% 2016	15,000	15,131
Russian Federation 8.25% 2010[6]	32,934	34,281
Russian Federation 8.25% 2010[2,6]	3,765	3,919
Russian Federation 7.50% 2030[2,6]	30,658	33,666
Russian Federation 7.50% 2030[6]	2,985	3,278
Peru (Republic of) 8.375% 2016	38,900	44,735
Peru (Republic of) 7.35% 2025	6,550	7,172
Peru (Republic of) 6.55% 2037	5,042	4,966
Philippines (Republic of) 8.875% 2008	4,740	4,859
Philippines (Republic of) 8.375% 2009	8,335	8,668
Philippines (Republic of) 8.25% 2014	3,505	3,750
Philippines (Republic of) 9.375% 2017	4,000	4,680
Philippines (Republic of) 9.875% 2019	9,800	12,041
Philippines (Republic of) 7.75% 2031	16,670	17,733
Panama (Republic of) Global 9.625% 2011	1,611	1,800
Panama (Republic of) Global 9.375% 2012	6,527	7,473
Panama (Republic of) Global 7.125% 2026	7,300	7,665
Panama (Republic of) Global 8.875% 2027	2,775	3,427
Panama (Republic of) Global 9.375% 2029	3,260	4,238
Panama (Republic of) Global 6.70% 2036[6]	14,904	14,829
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP30,000	5,205
Egypt (Arab Republic of) Treasury Bill 0% 2008	60,475	10,317
Egypt (Arab Republic of) 8.75% 2012	56,350	10,012
Egypt (Arab Republic of) 11.625% 2014	21,000	4,213
Dominican Republic 9.04% 2018	$3,935	4,348
Dominican Republic 8.625% 2027[2,6]	19,900	22,238
Hungarian Government 6.00% 2011	HUF2,000,000	10,553
Venezuela (Republic of) Global 8.50% 2014	$405	411
Venezuela (Republic of) Global 9.25% 2027	1,275	1,342
		916,521

ENERGY — 0.19%
Pemex Project Funding Master Trust 8.00% 2011	2,300	2,483
Pemex Project Funding Master Trust 6.625% 2035	15,000	14,700
Gaz Capital SA 6.51% 2022[2]	11,990	11,496
		28,679

UTILITIES — 0.12%
AES Panamá, SA 6.35% 2016[2]	10,400	10,037
Enersis SA 7.375% 2014	4,550	4,716
AES Gener SA 7.50% 2014	3,000	3,025
		17,778

MATERIALS — 0.10%
Vale Overseas Ltd. 6.25% 2017	8,000	7,959
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,347
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,965	4,173
		14,479

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[2]	6,955	6,433

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	3,200	3,392

Total bonds & notes (cost: $912,624,000)		987,282

Short-term securities — 5.86%

Amsterdam Funding Corp. 5.25%–5.29% due 8/2–8/9/2007[2]	$128,000	$127,915
ING (U.S.) Funding LLC 5.24% due 8/16–10/4/2007[9]	80,800	80,396
Mont Blanc Capital Corp. 5.25% due 9/17/2007[2]	25,000	24,828
Barclays U.S. Funding Corp. 5.25% due 9/10–9/12/2007	58,000	57,657
Sheffield Receivables Corp. 5.27% due 8/24/2007[2,9]	25,900	25,809
AstraZeneca PLC 5.26% due 9/17–10/3/2007[2]	72,600	71,963
Barton Capital LLC 5.24%–5.25% due 8/7–8/8/2007[2]	71,200	71,118
DaimlerChrysler Revolving Auto Conduit LLC 5.27%–5.28% due 8/10–8/13/2007	56,000	55,903
BASF AG 5.25% due 9/7–10/2/2007[2]	53,000	52,608
UBS Finance (Delaware) LLC 5.245%–5.26% due 9/17–10/12/2007	53,000	52,455
International Bank for Reconstruction and Development 5.13% due 9/14/2007	50,000	49,679
Toyota Motor Credit Corp. 5.22% due 8/13/2007	25,000	24,953
Toyota Credit de Puerto Rico Corp. 5.24% due 10/17/2007	25,000	24,719
Federal Home Loan Bank 5.13%–5.145% due 9/19–10/9/2007	47,700	47,282
Stadshypotek Delaware Inc. 5.235% due 8/14/2007[2]	34,900	34,830
American Honda Finance Corp. 5.23% due 10/3/2007	26,000	25,760
Liberty Street Funding Corp. 5.24% due 8/10/2007[2]	25,000	24,965
Siemens Capital Co. LLC 5.25% due 8/15/2007[2]	17,100	17,064
Bank of Montreal 5.23% due 8/15/2007[9]	15,900	15,867
Swedbank Mortgage AB 5.25% due 9/4/2007	2,900	2,885
Fannie Mae 5.10% due 8/8/2007	150	150

Total short-term securities (cost: $888,742,000)		888,806

Total investment securities (cost: $10,758,722,000)		15,189,166
Other assets less liabilities		(22,705)

Net assets		$15,166,461

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $10,026,631,000.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.  The total value of all such restricted securities was $791,317,000, which represented 5.22% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Coupon rate may change periodically.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 7/31/07 (000)

Murray & Roberts Holdings Ltd.	21,235,000	—	4,420,000	16,815,000	$1,255	$180,049
Italian-Thai Development PCL	269,419,600	—	38,358,300	231,061,300	—	49,676
Sterling Energy PLC	65,755,000	25,487,000	—	91,242,000	—	25,413
					—	$255,138

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,476,055
Gross unrealized depreciation on investment securities	(96,307)
Net unrealized appreciation on investment securities	4,379,748
Cost of investment securities for federal income tax purposes	10,809,418

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-936-0907O-S10924

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2007

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: September 28, 2007